EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE [Abstract]
Schedule of the computation of basic and diluted net earnings per common share
	Six months ended June 30,
	2014	2015
Numerator:
Net income attributable to ordinary shares (basic and diluted)	$31,503	$18,954

Denominator:
Weighted average number of ordinary shares outstanding during the period	67,325,808	70,623,006
Weighted average effect of dilutive securities:
Shares to be issued in connection with acquisition	-	64,697
Employee stock options and restricted stock units	1,714,560	76,316

Diluted number of ordinary shares outstanding	69,040,368	70,764,019

Net earnings per ordinary share - Basic	$0.47	$0.27

Net earnings per ordinary share - Diluted	$0.46	$0.27

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	2,621,487	9,967,014